Goodwill and Intangible Assets, Net - Estimated Amortization Expense for Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 157,935
2021	145,842
2022	74,678
2023	67,652
2024	61,390
Thereafter	384,594
Total future amortization expense	$ 892,091	$ 1,028,973